Unaudited Condensed consolidated interim statements of cash flows - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash flows - operating activities
Net Loss for the period		$ (9,156)	$ (7,766)	$ (18,022)
Adjustments:
Depreciation and amortization		722	278	680
Change in fair value of derivative		0	(311)	(316)
Change in fair value of other investment		(80)	(90)	(193)
Changes in net foreign exchange expenses		(982)	485	1,279
Expenses of interest over liability of lease		137	1	9
Share-based payment expenses		1,048	2,313	3,965
Changes in asset and liability items:
Decrease (increase) in receivables		257	(782)	(2,351)
Increase (decrease) in trade payables		224	3	(97)
Increase (decrease) in other payables		382	821	1,095
Net cash from (used in) operating activities		(7,448)	(5,048)	(13,951)
Cash flows - investment activities
Acquisition of fixed assets		(2,341)	(902)	(1,828)
Increase in restricted deposit		(20)	(337)	(337)
Loan provided		0	(367)	(367)
Proceeds on account of other investment	[1]	73	73	149
Acquisition of other investments, net of cash acquired		(188)	(4,848)	(6,808)
Net cash used in investing activities		(2,476)	(6,381)	(9,191)
Cash flows - financing activities
Proceeds from issuance of shares and warrants		0	29,281	29,281
Issuance costs		0	(3,283)	(3,283)
Repayment of liability for lease		(230)	(134)	(346)
Repayment of interest over liability of lease		(137)	(1)	(9)
Proceeds from exercise of share options		53	3,196	3,222
Net cash from financing activities		(314)	29,059	28,865
Increase in cash and cash equivalents		(10,238)	17,630	5,723
Effect of exchange differences on cash and cash equivalents		(504)	(549)	(103)
Cash and cash equivalents at the beginning of the period:		19,176	13,556	13,556
Cash balance and cash equivalents at end of period		8,434	30,637	19,176
Non-cash activities
Purchase of fixed assets yet to be paid		237	21	57
Issue of shares and options against intangible asset		$ 0	$ 4,359	$ 6,332

[1]	Reclassified